Senior Secured Convertible Notes (4) and Warrants (Details 4) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 11, 2023 USD ($) $ / shares shares	Mar. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Valuation technique		PWERM	PWERM
Spartan Capital Securities, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value | $	$ 858
Number of warrants | shares	1,200,000
Closing price (OTCB: GIGA) | $ / shares	$ 0.80
Term	5 years
Expiration date	Jan. 11, 2028
Valuation technique	Monte Carlo simulation
Spartan Capital Securities, LLC [Member] | Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Measurement input	1.336
Spartan Capital Securities, LLC [Member] | Measurement Input, Risk Free Interest Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Measurement input	0.0372